Basis of preparation - consolidated financial statements	12 Months Ended
Dec. 31, 2023
Basis of preparation - consolidated financial statements
Basis of preparation - consolidated financial statements

2.Basis of preparation — consolidated financial statements

Basis of accounting

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”).

As of March 8, 2024, the Company effected a 1-for-10 reverse stock split of its outstanding common shares. According to IAS 33.64, the Group has adjusted the weighted average number of ordinary shares and the loss per share (diluted/undiluted) retroactively for the years 2023, 2022 and 2021 (refer note 12). In addition, all share and per share information (including such information related to share based payments) have been retroactively adjusted to reflect this change (see notes 13 and 22).

The consolidated financial statements were authorized for issuance by the Company’s Management Board on March 28, 2024.

Going concern

The consolidated financial statements have been prepared on the basis that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. As a clinical-stage biopharmaceutical company, the Group has incurred operating losses since inception. As of December 31, 2023, the Group had an accumulated deficit of €536.1 million and total net equity of €57.8 million.

The Group expects it will incur operating losses for the foreseeable future due to, among other things, costs related to continue its clinical programs and its administrative organization. Historically, Affimed has successfully financed its operations through income and revenues generated from collaborations, licensing, venture loans and issuance of equity. According to its most recent business planning, which includes a reorganization of its operations to focus on the Company’s three clinical stage development programs (refer note 29), current cash resources including short term investments totaling €72.0 million as of December 31, 2023, are projected to finance the Group into the second half of 2025.

We are advancing our product candidates through clinical development. Developing pharmaceutical products, including conducting preclinical studies and clinical studies, is expensive. In order to obtain such regulatory approval, we will be required to conduct clinical studies for each indication for each of our product candidates. As the Group’s clinical programs with acimtamig, AFM24 and AFM28 are still in the development stage, and because any further development until market approval and successful financing is dependent on meaningful clinical trial results, among other factors, the estimation of the cost of completing the ongoing clinical programs or the timing for bringing such programs to various markets or substantial partnering or out-licensing arrangements, and, therefore, when, if ever, material cash inflows are likely to commence, imply uncertainties.

Based on the current operating and budget assumptions, management has concluded the ability of the Group to continue as a going concern. Management is pursuing various financing alternatives to meet the Group’s future cash requirements, including the issuance of equity to existing or new shareholders, payment from arrangements with strategic partners and loan facilities.

Following the anticipated data readouts for AFM24 and acimtamig, as well as a trial update for AFM28, management believes it will be able to obtain financing necessary for the implementation of the Group’s business strategy. If the Company is not able to raise sufficient capital when needed, Affimed could be forced to delay, reduce or eliminate the Company’s product development programs and the ability to continue as a going concern would be uncertain. Based on management’s going concern assessment, the consolidated financial statements do not include any adjustments that may result from the outcome of these uncertainties.

Functional and presentation currency

All amounts included in the consolidated financial statements are reported in euro, which is the Company’s functional currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated.

The functional currency of the Group’s subsidiaries is also the euro. All financial information presented in euro unless otherwise noted has been rounded to the nearest thousand (abbreviated €) or million (abbreviated € million).

Basis of consolidation

Subsidiaries are entities controlled by the Group. The Group ‘controls’ an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

Intra-group balances and transactions, and any unrealized income or expenses arising from intra-group transactions, are eliminated.

Presentation of consolidated statements of comprehensive loss

As a clinical-stage biopharmaceutical company with a primary focus on research and development activities, cost of sales and gross profit are not considered meaningful measures for Affimed and therefore are not presented.